                                   SUPPLEMENT
                               DATED MARCH 1, 2006
                                       TO
        THE HARTFORD MUTUAL FUNDS II, INC. PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

     In the Prospectus under "The Hartford SmallCap Growth Fund," on page 13, the "Expenses (without redemption)" chart is stricken and replaced with the following:

EXPENSES (WITHOUT REDEMPTION)   CLASS L   CLASS M   CLASS N   CLASS H
-----------------------------   -------   -------   -------   -------
Year 1                           $  592    $  199    $  199    $  199
Year 3                           $  841    $  615    $  615    $  615
Year 5                           $1,108    $1,057    $1,057    $1,057
Year 10                          $1,871    $2,089    $2,285    $2,089

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.